Stock Option Plans (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Proceeds from stock options exercised	$ 0	$ 0	$ 78,000
Share-based compensation expense	1,082,000	1,200,000	1,244,000
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total compensation cost not yet recognized	2,100,000
Total compensation cost not yet recognized, period for recognition, upper limit	4 years
Total compensation cost not yet recognized, period for recognition, weighted average	2 years 4 months 24 days
Proceeds from stock options exercised	0	0	78,000
Fair value assumptions, risk-free interest rate	1.70%	3.00%	3.30%
Fair value assumptions, expected volatility rate	48.00%	46.00%	45.00%
Fair value assumptions, expected forfeiture rate	9.04%	1.67%	1.72%
Fair value assumptions, weighted average expected term	7 years 6 months
Weighted average grant date fair value	$ 5.99	$ 6.42	$ 6.47
Tax benefit from share-based compensation expense	171,000	203,000	214,000
Stock options exercisable, intrinsic value	125,000	0	77,000
Stock options outstanding, intrinsic value	$ 0	$ 0
Stock options exercised, paid with stock			2,130
Stock options exercisable, weighted average remaining contractual life	4 years
2006 Employee Stock Option Plan [Member] | Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized under stock option plan	1,000,000
Requisite service period under stock option plan	1 year
Award vesting period under stock option plan	4 years
Period from grant date to expiration under stock option plan	10 years
2006 Employee Stock Option Plan [Member] | Qualified Incentive Stock Options [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price of stock options, percent of fair market value	100.00%
2006 Employee Stock Option Plan [Member] | Nonqualified Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price of stock options, percent of fair market value	100.00%
2001 Directors' Stock Option Plan [Member] | Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized under stock option plan	343,100
2011 Directors' Stock Option Plan [Member] | Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized under stock option plan	200,000
2011 Directors' Stock Option Plan [Member] | Stock Options [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price of stock options, percent of fair market value	100.00%